FAIR VALUE DISCLOSURES - Carrying Values and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Amounts [Abstract]
Mortgage loans on real estate	[1]	$ 16,481	$ 14,033
Policy loans		4,033	4,024
Policyholders liabilities: Investment contracts		83,866	79,361	$ 66,820
Separate Accounts liabilities		114,853	147,306
Short-term debt		759	92
Carrying Value
Consolidated Amounts [Abstract]
Mortgage loans on real estate		16,481	14,033
Policy loans		4,033	4,024
Policyholders liabilities: Investment contracts		1,916	2,035
FHLB funding agreements		8,505	6,647
FABN funding agreements		7,095	6,689
Short-term Debt, Fair Value		520
Long-term debt		3,322	3,839
Separate Accounts liabilities		10,236	11,620
Carrying Value | CLO Warehouse Debt
Consolidated Amounts [Abstract]
Short-term debt		239	92
Measured at Fair Value
Consolidated Amounts [Abstract]
Mortgage loans on real estate		14,690	14,308
Policy loans		4,349	5,050
Policyholders liabilities: Investment contracts		1,750	2,103
FHLB funding agreements		8,390	6,679
FABN funding agreements		6,384	6,626
Short-term Debt, Fair Value		518
Long-term debt		3,130	4,544
Separate Accounts liabilities		10,236	11,620
Measured at Fair Value | Level 1
Consolidated Amounts [Abstract]
Mortgage loans on real estate		0	0
Policy loans		0	0
Policyholders liabilities: Investment contracts		0	0
FHLB funding agreements		0	0
FABN funding agreements		0	0
Short-term Debt, Fair Value		0
Long-term debt		0	0
Separate Accounts liabilities		0	0
Measured at Fair Value | Level 2
Consolidated Amounts [Abstract]
Mortgage loans on real estate		0	0
Policy loans		0	0
Policyholders liabilities: Investment contracts		0	0
FHLB funding agreements		8,390	6,679
FABN funding agreements		6,384	6,626
Short-term Debt, Fair Value		518
Long-term debt		3,130	4,544
Separate Accounts liabilities		0	0
Measured at Fair Value | Level 3
Consolidated Amounts [Abstract]
Mortgage loans on real estate		14,690	14,308
Policy loans		4,349	5,050
Policyholders liabilities: Investment contracts		1,750	2,103
FHLB funding agreements		0	0
FABN funding agreements		0	0
Short-term Debt, Fair Value		0
Long-term debt		0	0
Separate Accounts liabilities		$ 10,236	$ 11,620

[1]	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.